Premises and Equipment (Details 1) $ in Thousands	Dec. 31, 2017 USD ($)
Property, Plant and Equipment [Abstract]
2018	$ 449
2019	439
2020	390
2021	368
2022	307
Thereafter	1,626
Total	$ 3,579